Investments (Details Narrative) (FaceBank Group, Inc Pre-Merger) (10-K) - USD ($) $ / shares in Units, $ in Thousands			3 Months Ended					9 Months Ended		12 Months Ended
	Oct. 24, 2019	Aug. 15, 2019	Sep. 30, 2020	Mar. 31, 2020	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Amount paid for investment									$ 1,050
Number of shares issued during period, new issues			$ 20,000	$ 2,297	$ 717	$ 422	$ 1,778
Proceeds from sale of profit interest					$ 482				$ 482
Facebank AG [Member]
Ownership interest percentage			100.00%					100.00%
FaceBank Group, Inc Pre-Merger [Member]
Investments, value				2,374
Amount paid for investment							$ 1,000			$ 1,000
FaceBank Group, Inc Pre-Merger [Member] | Facebank AG [Member]
Business acquisition, effective date of acquisition										Aug. 15, 2019
Fair value of profit interest										$ 1,700
Business acquisition for transaction										$ 2,000
Ownership interest percentage										49.00%
Economic interest										33.00%
Fair value of acquisition		$ 19,950								$ 0
Fair value of shares owned										$ 1,800
FaceBank Group, Inc Pre-Merger [Member] | Accredited Investors [Member]
Number of common stock issued, shares										209,050
Proceeds from sale of profit interest										$ 700
Sale of the profits interest, description										As a result of this sale of the profits interest, the Company will potentially distribute approximately 5.2% of its proceeds received by the Company from the producer of the Macau Show. The Company allocated 100% of the amount of proceeds received from investors to the fair value of the profits interests based upon expected cash outflows on the Macau Shaw.
Fair value profit interest amount										$ 700
FaceBank Group, Inc Pre-Merger [Member] | Panda Productions (HK) Limited [Member]
Investments, value										$ 2,000
Acquired interest rate on investment, percentage										4.00%
Amount paid for investment										$ 1,000
Number of common stock issued, shares	175,000
Unfunded amount of investment										1,000
Number of shares issued during period, new issues	$ 1,900
Shares issued price per share	$ 10.96
Stock based compensation										$ 900